EARNINGS PER SHARE - Antidilutive Securities (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Antidilutive securities (in shares)	5.2	11.0
Options
Earnings per share [line items]
Antidilutive securities (in shares)	5.2	4.7
Share units
Earnings per share [line items]
Antidilutive securities (in shares)	0.0	6.3